Goodwill and Intellectual Property (Tables)	9 Months Ended
Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intellectual Property

The following table summarizes the components of the Company’s intellectual property as of the dates presented:

	September 30, 2019	December 31, 2018

Intellectual property:
Word press GDPR rights	$46,800	$46,800
ARALOC™	1,850,000	1,850,000
ArcMail License	1,445,000	-
DataExpressTM	1,142,500	-
	4,484,300	1,896,800
Accumulated amortization	(1,028,189)	(108,467)
Intellectual property, net of accumulated amortization	$3,456,111	$1,788,333